Consolidated Cash Flow Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (48,490)		$ (190,071)	$ (158,240)
Loss from sales of vessels	0		0	23,345
Depreciation - owned or finance leased vessels	180,052		176,723	141,418
Depreciation, right-of-use assets	26,916		0	0
Amortization of restricted stock	27,421		25,547	22,385
Amortization of deferred financing fees	7,041		10,541	13,381
Write-off of deferred financing fees	1,466		13,212	2,467
Bargain purchase gain	0		0	(5,417)
Share based transaction costs	0		0	5,973
Accretion of Convertible Notes	11,375		13,225	12,211
Accretion of fair market measurement on debt assumed from merger with NPTI	3,615		3,779	1,478
Loss on exchange of Convertible Notes	0		17,838	0
Cash flows from (used) in operating activities before changes in assets and liabilities	209,396		70,794	59,001
Changes in assets and liabilities:
(Increase) / decrease in inventories	(346)		1,535	(1,319)
(Increase) in accounts receivable	(8,458)		(4,298)	(1,478)
Decrease in prepaid expenses and other current assets	1,816		2,227	12,219
(Increase) in other assets	(7,177)		(1,226)	(22,651)
Increase / (decrease) in accounts payable	4,019		(1,382)	3,694
Increase / (decrease) in accrued expenses	10,262		(9,860)	(7,665)
Total changes in assets and liabilities	116		(13,004)	(17,200)
Net cash inflow from operating activities	209,512		57,790	41,801
Investing activities
Acquisition of vessels and payments for vessels under construction	(2,998)		(26,057)	(258,311)
Proceeds from disposal of vessels	0		0	127,372
Net cash paid for the merger with NPTI	0		0	(23,062)
Drydock, scrubber and BWTS payments (owned and bareboat-in vessels)	(203,975)		(26,680)	(5,922)
Net cash outflow from investing activities	(206,973)		(52,737)	(159,923)
Financing activities
Debt repayments	(343,351)		(865,594)	(546,296)
Issuance of debt	108,589		1,007,298	525,642
Debt issuance costs	(5,744)		(23,056)	(11,758)
Refund of debt issuance costs due to early debt repayment	0		2,826	0
Payments of finance lease liabilities, classified as financing activities	36,761		0	0
Increase in restricted cash	(9)		(897)	(2,279)
Repayment of Convertible Notes	(145,000)		0	0
Gross proceeds from issuance of common stock	50,000		337,000	303,500
Equity issuance costs	(333)		(17,073)	(15,056)
Dividends paid	(21,278)		(15,127)	(9,561)
Redemption of NPTI Redeemable Preferred Shares	0		0	(39,495)
Repurchase of common stock	(1)		(23,240)	0
Net cash (outflow) / inflow from financing activities	(393,888)		402,137	204,697
(Decrease) / increase in cash and cash equivalents	(391,349)		407,190	86,575
Cash and cash equivalents at January 1,	593,652		186,462	99,887
Cash and cash equivalents at December 31,	202,303		593,652	186,462
Supplemental information:
Interest paid (which includes $2.8 million, $0.2 million and $4.2 million of interest capitalized during the years ended December 31, 2019, 2018 and 2017, respectively)	$ 182,707	[1]	$ 155,304	$ 92,034

[1]	Additionally, we completed the following non-cash transactions during the years ended December 31, 2019, 2018 and 2017:•September 2019 acquisition of leasehold interests in 19 vessels from Trafigura Maritime Logistics Pte. Ltd. (“Trafigura”) in exchange for $803 million and the assumption of $670.0 million of obligations under the bareboat charter agreements (of which, $531.5 million was recorded in September 2019 and the remaining obligations will be recorded in 2020 upon the delivery of four of the vessels from the shipyard). This transaction is described in Note 7. •May and July 2018 exchange of an aggregate of $203.5 million in aggregate principal amount of our Convertible Notes due 2019 for an aggregate of $203.5 million in aggregate principal amount of our newly issued Convertible Notes due 2022. This transaction is described in Note 13.•June and September 2017 acquisition of Navig8 Product Tankers Inc ("NPTI") for approximately 5.5 million common shares of the Company and the assumption of NPTI's debt. These transactions are described in Note 2. These transactions represent the significant non-cash transactions incurred during the years ended December 31, 2019, 2018 and 2017.